Restructuring Level 4 (Details) - Restructuring by Type (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Cumulative restructuring costs, Incurred to Date	$ 13
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance	0
Restructuring charges	13	13
Payments		(1)
Accrued liability, Ending Balance	12	0
Workforce reductions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	19
Cumulative restructuring costs, Incurred to Date	13
Restructuring Reserve [Roll Forward]
Accrued liability, Beginning Balance		0
Restructuring charges		13
Payments		(1)
Accrued liability, Ending Balance		$ 12